INCOME TAXES (Reconciliation of the Statutory Income Tax Rate to Income Tax Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
INCOME TAXES
(Loss)/income before provision for income taxes	$ 158,786	¥ 1,102,449	¥ 403,860	¥ (27,678)
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		¥ 275,612	¥ 100,965	¥ (6,919)
Non-deductible expenses		2,101	32,791	101
Research and Development Tax Credit			(5,309)
Effect of tax holiday and preferential tax rate		(265,545)
Effect of tax losses not recognized		165		6,848
Adjustment on current income tax of the previous periods		(33,633)
Effect of different tax rates of subsidiaries operating in other jurisdictions		7,351	74
Income tax expense/ (benefit)	$ (2,009)	¥ (13,949)	¥ 128,521	¥ 30